Consolidated Statement Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Capital In Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive (Loss)	Total Layne Stockholders' Equity	Noncontrolling Interests
Beginning balance at Jan. 31, 2010	$ 466,873	$ 194	$ 342,952	$ 129,718	$ (6,066)	$ 466,798	$ 75
Beginning balance (in shares) at Jan. 31, 2010		19,435,209
Net (loss) income	31,587			29,991		29,991	1,596
Other comprehensive (loss) income	257				257	257
Issuance of nonvested shares (in shares)		58,709
Issuance of nonvested shares		1	(1)
Forfeiture of nonvested shares	(1,824)	(1,824)
Treasury stock purchased and subsequently cancelled	(136)		(136)			(136)
Treasury stock purchased and subsequently cancelled (in shares)	(5,441)	(5,441)
Issuance of stock upon exercise of options (in shares)	53,380	53,380
Issuance of stock upon exercise of options	896		896			896
Income tax benefit on exercise of options	224		224			224
Income tax deficiency upon vesting of restricted shares	(127)		(127)			(127)
Noncontrolling interests of acquisition	851						851
Share-based compensation	3,499		3,499			3,499
Ending balance at Jan. 31, 2011	503,924	195	347,307	159,709	(5,809)	501,402	2,522
Ending balance (in shares) at Jan. 31, 2011		19,540,033
Net (loss) income	(53,182)			(56,075)		(56,075)	2,893
Other comprehensive (loss) income	(414)				(414)	(414)
Issuance of nonvested shares (in shares)		193,188
Issuance of nonvested shares		2	(2)
Forfeiture of nonvested shares	(5,927)	(5,927)
Treasury stock purchased and subsequently cancelled	(150)		(150)			(150)
Treasury stock purchased and subsequently cancelled (in shares)	(5,382)	(5,382)
Expiration of performance contingent nonvested shares	(33,251)	(33,251)
Issuance of stock upon exercise of options (in shares)	10,611	10,611
Issuance of stock upon exercise of options	220		220			220
Income tax benefit on exercise of options	16		16			16
Income tax deficiency upon vesting of restricted shares	(130)		(130)			(130)
Distributions to noncontrolling interest	(2,199)						(2,199)
Share-based compensation	3,796		3,796			3,796
Ending balance at Jan. 31, 2012	451,881	197	351,057	103,634	(6,223)	448,665	3,216
Ending balance (in shares) at Jan. 31, 2012		19,699,272
Net (loss) income	(36,023)			(36,651)		(36,651)	628
Other comprehensive (loss) income	(269)				(269)	(269)
Issuance of nonvested shares (in shares)		110,958
Issuance of nonvested shares		1	(1)
Expiration of performance contingent nonvested shares	(46,491)	(46,491)
Issuance of stock upon exercise of options (in shares)	54,637	54,637
Issuance of stock upon exercise of options	1,004		1,004			1,004
Income tax deficiency upon forfeiture of options	(280)		(280)			(280)
Acquisition of noncontrolling interest	(2,743)		(2,656)			(2,656)	(87)
Distributions to noncontrolling interest	(1,423)						(1,423)
Share-based compensation	2,924		2,924			2,924
Ending balance at Jan. 31, 2013	$ 415,071	$ 198	$ 352,048	$ 66,983	$ (6,492)	$ 412,737	$ 2,334
Ending balance (in shares) at Jan. 31, 2013		19,818,376